GOODWILL (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 6,914	$ 2,216
Acquisitions through business combinations	0	4,836
Dispositions	(142)	0
Assets reclassified as held for sale	0	(11)
Foreign currency translation	(60)	(127)
Balance at end of period	$ 6,712	$ 6,914